INVENTORIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
INVENTORIES
Raw materials	¥ 290,121		¥ 123,940
Work-in-process	180,367		91,898
Finished goods	176,364		160,406
Inventories	646,852		376,244		$ 93,785
Inventory write-down	¥ 39,431	$ 5,717	¥ 16,600	¥ 7,060